Share-based Payment Arrangements - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended		4 Months Ended	8 Months Ended		12 Months Ended
	Sep. 30, 2020 shares	Nov. 30, 2019 shares	Apr. 29, 2018 $ / shares	Dec. 31, 2018 TWD ($) shares	Dec. 31, 2018 TWD ($) $ / shares	Dec. 31, 2020 TWD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 TWD ($) shares $ / shares	Dec. 31, 2018 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation cost of employee share options						$ 955,575	$ 34,030	$ 871,699	$ 215,648
USIE option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Capital surplus decreased				$ 1,239,456	$ 1,239,456	1,120,111		981,078	$ 1,239,456	$ 39,890
USISH option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Capital surplus decreased						$ 1,010,219		$ 105,785		$ 35,976
Options granted						1,140,000	1,140,000	17,167,000
Number of equity instruments other than options granted						672,000	672,000	6,156,000
USISH option plans [member] | Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted		17,167,000
USISH option plans [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans		3.0 years
USISH option plans [member] | Weighted average [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans		4.0 years
USISH option plans [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans		5.0 years
ASE Inc. option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share option to purchase of ordinary shares						0.5	0.5
Weighted average exercise price of share options | $ / shares			$ 41.0
The Company Option Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans						10 years	10 years
Percentage of cash dividend per ordinary share exceeds market price						1.50%	1.50%
Weighted average exercise price of share options | (per share)					$ 68.5	$ 68.5	$ 2.4	$ 69.3
Options granted				131,863,000
USISH core employees stock ownership plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted		6,156,000
Share based compensation number of additional shares to be granted		6,403,000
USISH core employees stock ownership plan [Member] | Phase One [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans		4.5 years
USISH core employees stock ownership plan [Member] | Phase Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans		3.5 years
USISH core employees stock ownership plan [Member] | Phase Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans		2.5 years
USISH second share option plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted	1,140,000
USISH second share option plan [member] | Phase One [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans	1.2 years
USISH second share option plan [member] | Phase Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans	2.2 years
USISH second share option plan [member] | Phase Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans	3.2 years
USISH second share option plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans	2.2 years
USISH second share option plan [member] | Weighted average [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans	3.2 years
USISH second share option plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans	4.2 years
USISH restricted share plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans	2 years
Number of equity instruments other than options granted	425,000
Period of lock in of ordinary shares to be issued upon satisfaction of performance conditions	1 year 3 months 18 days